Dreyfus

General Municipal
Money Market
Fund, Inc.
Annual Report

November 30, 1997

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for General Municipal Money Market Fund, Inc. for the 12-month reporting period ended November 30, 1997 as shown in the following table:
                                               Yield      Effective Yield*
                                               -----      ----------------
   Class A Shares....................          3.09%            3.13%
   Class B Shares....................          2.82%            2.86%

Money Market Overview

   The U.S. economy continued to grow solidly during recent months, although there were signs of a slowdown ahead as the period drew to a close. Growth in the Gross Domestic Product (GDP) remained strong during the second quarter of 1997, at 3.3%, and fall data seemed to indicate more of the same for the third quarter. Construction of new homes and apartments unexpectedly rose in October, while retailing results improved and product orders stayed strong. Job gains were also healthy, and the unemployment rate dipped to a 24-year low. Weakness began to emerge, however, with a sharp widening in the September trade gap, probably representing the first sign that Asia's financial turmoil is slowing U.S. growth. Recent orders for big-ticket durables also suggested some economic deceleration, as did a drop in November's National Association of Purchasing Manager's factory index, which has declined three of the last four months.

   Although strong economic growth and tightening employment conditions have kept market participants on edge about the potential for rising inflation, the actual inflation picture has improved. The highly reliable, broadly based core GDP chain weight price index was up only 1.6% over the past four quarters, and has been demonstrating a clear decelerating trend. In fact, the Federal Reserve Board's Open Market Committee left the Federal Funds target rate unchanged at its November meeting, and has not raised it since last March. Short-term rates have responded accordingly and remained in a trading range throughout most of the period.

Market Environment/Portfolio Focus

   While the Federal Reserve Board remained quiet over the summer months, market technicals (i.e. supply/demand) played a major role in the short-term municipal market. Supply of one-year notes dissipated as many securities matured in late June and July. This increase in investable assets marketwide placed temporary downward pressure on yields. In the weeks to follow, issuers returned to the market with their summer financings alleviating the supply and demand imbalance. During this period, your Fund selectively purchased high-quality municipal notes which allowed your Fund to diversify and extend out on the one-year yield curve. Since that time, the market for one-year paper has remained in a trading range. With the relatively flat yield curve environment that existed, we did not need to extend your Fund's average maturity significantly in order to capture and lock in attractive rates.

   As year-end approaches, we expect to see a temporary rise in short-term rates as a result of corporate "window dressing." In addition, dealers generally price securities at attractive levels in order to keep their year-end inventory to a minimum. This situation tends to reverse itself in early January as investors return to the marketplace and demand for short-term municipals increases. As a result, over year-end we expect to see some volatility in short-term yields but then the market should stabilize. During this period we will attempt to minimize the volatility in rates for your Fund by purchasing commercial paper or short notes which mature beyond January. As always, new investments will continue to meet the high credit quality standards which we require and to provide a significant level of liquidity, commensurate with the needs of your Fund.

   Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.

                                        Very truly yours,

                                        /s/ Richard J. Moynihan

                                        Richard J. Moynihan
                                        Director, Municipal Portfolio Management
                                        The Dreyfus Corporation
December 18, 1997
New York, N.Y.

* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments                                                                                November 30, 1997
                                                                                             Principal
Tax-Exempt Investments--100.0%                                                                Amount            Value
------------------------------------------------------------------------------             -------------    -------------
Alaska--2.9%
Alaska Housing Finance Corporation, VRDN
   3.95%, Series A (BPA: Credit Suisse and Westdeutsche Landesbank) (a)........             $ 15,200,000     $ 15,200,000

Arizona--6.2%
Arizona Educational Loan Marketing Corporation, Educational Loan Revenue, VRDN
   4%, Series A (BPA; State Street Bank and Insured; MBIA) (a).................               10,675,000       10,675,000
Glendale Industrial Development Authority, HR, VRDN
   (West Valley Camelback) 3.90% (LOC; Northwest Bank Corp.) (a,b).............                8,100,000        8,100,000
Pima County Industrial Development Authority, Industrial Revenue, VRDN
   (Tucson Electric) 3.85% (LOC; Barclays Bank) (a,b)..........................               14,100,000       14,100,000

California--5.8%
California Higher Education Loan Authority, Student Loan Revenue:
   Refunding 3.95%, Series A, 5/1/98 (LOC; National Westminster Bank) (b)......               10,000,000       10,000,000
   3.95%, 6/1/98 (LOC; Student Loan Marketing Association) (b).................                4,500,000        4,500,000
California Housing Finance Agency, Home Mortgage Revenue
   3.95%, Series J, 8/3/98 (Insured; FGIC).....................................                8,000,000        8,000,000
Los Angeles County, TRAN 4.50%, Series A, 6/30/98..............................                8,000,000        8,028,937

Connecticut--6.7%
State of Connecticut Development Authority, PCR, Refunding VRDN
   (Connecticut Light and Power Co. Project)
   3.85%, Series A (LOC; Deutsche Bank) (a,b)..................................               28,700,000       28,700,000
State of Connecticut Special Assessment Unemployment Compensation Advance Fund, Revenue
   (Connecticut Unemployment) 3.90%, 7/1/98 (Insured and Liquidity Facility; FGIC)             7,000,000        7,000,000

Delaware--.1%
Delaware Economic Development Authority, IDR, VRDN (Orient Chemical Corp. Project)
   4.225% (LOC; Sumitomo Bank) (a,b)...........................................                  480,000          480,000

District of Columbia--1.9%
District of Columbia Housing Finance Agency, SFMR
   4.15%, Series A, 7/1/98 (LOC; Assured Management Corp.) (b).................               10,000,000       10,000,000

Florida--3.6%
Brevard County School Board, RAN 4.25%, 5/8/98.................................               10,000,000       10,014,545
Broward County School District, RAN 4.50%, 4/22/98.............................                8,900,000        8,919,987

Georgia--3.4%
Burke County Development Authority, PCR, Refunding (Oglethorpe Power Corp.):
   3.60%, Series A, 12/1/97 (Insured; AMBAC)...................................                5,000,000        5,000,000
   VRDN 3.80%, Series A (BPA; Credit Locale de France and Insured; FGIC) (a)...                7,900,000        7,900,000
Savannah Economic Development Authority, Exempt Facility Revenue, VRDN
   (Home Depot Project) 4%, Series B (LOC; Sun Trust Bank) (a,b)...............                5,000,000        5,000,000

Hawaii--1.6%
Honolulu City and County, MFHR, VRDN (Halekua Gardens Project)
   4.35%, Series A (LOC; Bank of Tokyo-Mitsubishi) (a,b).......................                8,250,000        8,250,000

Idaho--.9%
State of Idaho, TAN 4.625%, 6/30/98............................................                5,000,000        5,020,723

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------

Statement of Investments (continued)                                                                     November 30, 1997
                                                                                             Principal
Tax-Exempt Investments (continued)                                                             Amount           Value
------------------------------------------------------------------------------             -------------    -------------
Illinois--5.0%
Illinois Health Facilities Authority, Revenue, VRDN:
   (Rehab Institute of Chicago Project) 3.90% (LOC; Bank of America) (a,b).....             $ 13,500,000     $ 13,500,000
   (Resurrection Health Care Systems)
      3.85% (LOC: Comerica Bank, First Chicago Bank Corp. and LaSalle National Bank) (a,b)     9,000,000        9,000,000
Southwestern Development Authority, Environmental Improvement Revenue, VRDN
   (Shell Oil Co.-Wood River Project) 4.05% (Corp. Guaranty; Shell Oil Co.) (a)                4,050,000        4,050,000

Kentucky--.5%
Boone County, IDR, VRDN (Curtin Matheson Scientific Project)
   4.15% (LOC; Toronto-Dominion Bank) (a,b)....................................                2,500,000        2,500,000

Louisiana--3.9%
Saint Charles Parish, PCR, VRDN (Shell Oil Co.-Norco Project)
   4.05% (Corp. Guaranty; Shell Oil Co.) (a)...................................                8,000,000        8,000,000
West Baton Rouge Parish Industrial District Number 3, Revenue, VRDN
   (Dow Chemical Co. Project) 4.15% (Corp. Guaranty; Dow Chemical Co.) (a).....               12,500,000       12,500,000

Massachusetts--.6%
City of Springfield, BAN 4.40%, 6/26/98........................................                3,000,000        3,007,353

Michigan--5.4%
Detroit City School District, State School Aids Notes 4.50%, 5/1/98............                5,000,000        5,012,021
Macomb Township Economic Development Corporation, LOR, VRDN (ACR Industries Project)
   4% (LOC; Comerica Bank) (a,b)...............................................                  600,000          600,000
Michigan Municipal Bond Authority, Revenue, Notes 4.50%, Series B, 7/2/98......                5,000,000        5,017,682
Michigan Strategic Fund, VRDN:
   LOR, Refunding (Detroit Edison Co.) 3.90%, Series CC (LOC; Barclays Bank) (a,b)             7,300,000        7,300,000
   PCR, Refunding (Consumers Power Project)
      3.90%, Series A (LOC; Union Bank of Switzerland) (a,b)...................                7,000,000        7,000,000
   SWDR (Grayling Generating Project) 4% (LOC; Barclays Bank) (a,b)............                3,800,000        3,800,000

Missouri--1.9%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue, VRDN
   (Deaconess Long Term Care) 3.95%, Series A (LOC; Bank One) (a,b)............                9,900,000        9,900,000

Nevada--2.4%
Clark County, IDR, VRDN (Nevada Cogeneration Project)
   4% (LOC; Canadian Imperial Bank of Commerce) (a,b)..........................                7,200,000        7,200,000
Washoe County, Water Facilities Revenue, VRDN (Sierra Pacific Power Co. Project)
   4.10% (LOC; Union Bank of Switzerland) (a,b)................................                5,400,000        5,400,000

New Mexico--1.3%
State of New Mexico, TRAN 4.50%, Series A, 6/30/98.............................                7,000,000        7,026,177

New York--4.6%
City of New York, VRDN 3.85%, Subseries E-3 (LOC; Morgan Guaranty Trust Co.) (a,b)             3,000,000        3,000,000
New York State Energy, Research and Development Authority, PCR, VRDN
   (Niagara Mohawk Power) 4.10%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)               3,500,000        3,500,000
New York State Housing Finance Agency, Housing Revenue, VRDN (Normandie Court II)
   3.90%, Series A (LOC; Fleet Bank) (a,b).....................................                4,100,000        4,100,000
Triborough Bridge and Tunnel Authority, Special Obligation, VRDN
   3.75% (Insured and Liquidity Facility; FGIC) (a)............................               14,000,000       14,000,000

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------

Statement of Investments (continued)                                                                     November 30, 1997
                                                                                             Principal
Tax-Exempt Investments (continued)                                                             Amount           Value
------------------------------------------------------------------------------             -------------    -------------
Principal Ohio--5.2%
Cincinnati City School District, BAN 4.32%, 9/18/98............................             $  7,830,000     $  7,852,083
Ohio Air Quality Development Authority, PCR, CP (Cleveland Electric)
   3.75%, Series B, 2/11/98 (Insured and Liquidity Facility; FGIC).............               14,725,000       14,725,000
Ohio Housing Finance Agency, Mortgage Revenue
   3.65%, Series A-2, 3/2/98 (LOC; AIG Funding, Inc.) (b)......................                5,000,000        5,000,000

Pennsylvania--5.7%
Allegheny County Hospital Development Authority, Health Care Revenue, VRDN
   (Health Center Presbyterian)
   3.85%, Series B (BPA; PNC Bank and Insured; MBIA) (a).......................                6,100,000        6,100,000
City of Philadelphia, TRAN 4.50%, Series A, 6/30/98............................                5,000,000        5,013,892
Schuylkill County Industrial Development Authority, RRR, Refunding, VRDN
   (Northeastern Power Project)
   4%, Series B (LOC; Credit Locale de France) (a,b)...........................               19,000,000       19,000,000

Rhode Island--.9%
Rhode Island Housing and Mortgage Financing Corporation, Revenue
   (Homeownership Opportunity) 3.70%, Series 22-B, 12/2/97 (Insured; FGIC).....                4,900,000        4,900,000

Tennessee--2.2%
Morristown Industrial Development Board, IDR, VRDN (Camvac International Inc. Project)
   4.325% (LOC; Bankers Trust) (a,b)...........................................                3,000,000        3,000,000
Sevier County Public Building Authority, Local Government Public Improvement, VRDN:
   3.90%, Series A-2 (BPA; Kredietbank and Insured; AMBAC) (a).................                4,470,000        4,470,000
   3.90%, Series A-3 (BPA; Kredietbank and Insured; AMBAC) (a).................                4,360,000        4,360,000

Texas--18.5%
Brazos River Authority, PCR, Refunding, VRDN (Texas Utilities Electric Co.):
   4.10%, Series B (LOC; Union Bank of Switzerland) (a,b)......................                9,400,000        9,400,000
   4.10%, Series C (BPA; The Bank of New York and Insured; MBIA) (a)...........               14,245,000       14,245,000
   4.10%, Series B (Insured; AMBAC) (a)........................................               12,000,000       12,000,000
Brazos River Harbor Naval District, VRDN:
   Brazoria County Revenue (BASF Corp. Project) 4% (Corp. Guaranty; BASF Corp.) (a)           16,600,000       16,600,000
   Harbor Revenue (Dow Chemical Co. Project)
      4.15%, Series A (Corp. Guaranty; Dow Chemical Co.) (a)...................               12,800,000       12,800,000
Dallas County, Permanent Improvement
   3.95%, Series C, 6/15/98 (BPA; Union Bank of Switzerland)...................                4,220,000        4,220,000
Greater East Texas Higher Education Authority Inc., Student Loan Revenue
   3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association) (b).......                5,000,000        5,000,000
Gulf Coast Industrial Development Authority, Marine Terminal Revenue, VRDN
   (Amoco Oil Co. Project)
   4.10%  (LOC; Amoco Credit Corp.) (a,b)......................................               11,300,000       11,300,000
Panhandle-Plains Higher Education Authority, Student Loan Revenue, Refunding, VRDN
   3.90%, Series A (LOC; Student Loan Marketing Association) (a,b).............               12,700,000       12,700,000

Utah--1.9%
Intermountain Power Agency, Power Supply Revenue, CP
   3.75%, 2/24/98 (Liquidity Facility: Bank of America and Bank of Nova Scotia)                10,200,000      10,200,000

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------

Statement of Investments (continued)                                                                     November 30, 1997
                                                                                             Principal
Tax-Exempt Investments (continued)                                                             Amount           Value
------------------------------------------------------------------------------             -------------    -------------
Virginia--5.6%
Peninsula Ports Authority, Revenue, Refunding, VRDN (Zelgler Coal)
   4.10% (LOC; Bank of America) (a,b)..........................................             $ 25,000,000     $ 25,000,000
Richmond Redevelopment and Housing Authority, MFHR (Richmeade LP Project)
   4.75%, 12/26/97.............................................................                4,800,000        4,800,000

West Virginia--1.3%
Marion County, County Community Solid Waste Disposal Facility Revenue, VRDN
   (Granttown Project) 4.05%, Series B (LOC; National Westminster Bank) (a,b)..                3,700,000        3,700,000
Pendleton County, IDR, VRDN (Greer Steel Project) 4.10% (LOC; PNC Bank) (a,b)..                3,415,000        3,415,000
                                                                                                             ------------
TOTAL INVESTMENTS (cost $530,103,400)..........................................                              $530,103,400
                                                                                                             ============

Summary of Abbreviations
------------------------------------------------------------------------------------------------------
AMBAC      American Municipal Bond Assurance Corporation    MFHR       Multi-Family Housing Revenue
BAN        Bond Anticipation Notes                          PCR        Pollution Control Revenue
BPA        Bond Purchase Agreement                          RAN        Revenue Anticipation Notes
CP         Commercial Paper                                 RRR        Resources Recovery Revenue
FGIC       Financial Guaranty Insurance Company             SFMR       Single Family Mortgage Revenue
HR         Hospital Revenue                                 SWDR       Solid Waste Disposal Revenue
IDR        Industrial Development Revenue                   TAN        Tax Anticipation Notes
LOC        Letter of Credit                                 TRAN       Tax and Revenue Anticipation Notes
LOR        Limited Obligation Revenue                       VRDN       Variable Rate Demand Notes
MBIA       Municipal Bond Investors Assurance
             Insurance Corporation

Summary of Combined Ratings (Unaudited)
------------------------------------------------------------------------------------------------------------
Fitch (c)          or          Moody's           or           Standard & Poor's          Percentage of Value
-------                        --------                       ----------------           -------------------
F1+/F1                         VMIG1/MIG1, P1 (d)             SP1+/SP1, A1+/A1 (d)               94.0%
AAA/AA (e)                     Aaa/Aa, A1 (e)                 AAA/AA (e)                          2.5
Not Rated (f)                  Not Rated (f)                  Not Rated (f)                       3.5
                                                                                                -----
                                                                                                100.0%
                                                                                                =====

Notes to Statement of Investments:
------------------------------------------------------------------------------
(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b) Secured by letters of credit. At November 30, 1997, 49.1% of the Fund's net assets are backed by letters of credit issued by corporations, domestic banks,foreign banks and government agencies.
(c) Fitch currently provides creditworthiness information for a limited number of investments.
(d) P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(f) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------

Statement of Assets and Liabilities                                                                      November 30, 1997

                                                                                                 Cost            Value
                                                                                               ------------    -------------
ASSETS:                       Investments in securities--See Statement of Investments          $530,103,400     $530,103,400
                              Cash.............................................                                    2,646,767
                              Interest receivable..............................                                    3,633,941
                              Prepaid expenses.................................                                       58,808
                                                                                                                ------------
                                                                                                                 536,442,916
                                                                                                                ------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                      231,209
                              Due to Distributor...............................                                        6,911
                              Accrued expenses.................................                                      138,883
                                                                                                                ------------
                                                                                                                     377,003
                                                                                                                ------------

NET ASSETS.....................................................................                                 $536,065,913
                                                                                                                ============

REPRESENTED BY:               Paid-in capital..................................                                 $536,058,277
                              Accumulated net realized gain (loss) on investments                                      7,636
                                                                                                                ------------
NET ASSETS.....................................................................                                 $536,065,913
                                                                                                                ============


                            NET ASSET VALUE PER SHARE
                            -------------------------
                                                                                                  Class A          Class B
                                                                                               ------------     ------------
Net Assets.....................................................................                $273,057,716     $263,008,197
Shares Outstanding.............................................................                 273,339,031      263,000,520


NET ASSET VALUE PER SHARE......................................................                       $1.00            $1.00
                                                                                                      =====            =====

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------

Statement of Operations                                                                         Year Ended November 30, 1997

INVESTMENT INCOME
INCOME                        Interest Income............................                                     $15,977,888


EXPENSES:                     Management fee--Note 2(a)...................                  $2,127,041
                              Shareholder servicing costs--Note 2(c)......                     648,576
                              Distribution fees (Class B)--Note 2(b)......                     335,468
                              Registration fees..........................                      197,924
                              Professional fees..........................                       48,952
                              Custodian fees.............................                       43,617
                              Directors' fees and expenses--Note 2(d).....                      37,023
                              Prospectus and shareholders' reports.......                        6,354
                              Miscellaneous..............................                       11,098
                                                                                            ----------
                                Total Expenses...........................                    3,456,053

                              Less--reduction in shareholder servicing costs due to
                                undertaking--Note 2(c)....................                    (261,396)
                                                                                            ----------
                                Net Expenses.............................                                       3,194,657
                                                                                                              -----------

INVESTMENT INCOME--NET....................................................                                     12,783,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b):
                              Net realized gain (loss) on investments....                   $   26,716
                              Net unrealized appreciation (depreciation)
                                on investments...........................                       (8,845)
                                                                                            ----------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                          17,871
                                                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                     $12,801,102
                                                                                                              ===========

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                              Year Ended          Year Ended
                                                                                           November 30, 1997   November 30, 1996
                                                                                           -----------------   -----------------
OPERATIONS:
   Investment income--net..................................................                  $   12,783,231    $     9,142,775
   Net realized gain (loss) on investments................................                           26,716             (6,076)
   Net unrealized appreciation (depreciation) on investments..............                           (8,845)             8,845
                                                                                             --------------     --------------
         Net Increase (Decrease) in Net Assets Resulting from Operations..                       12,801,102          9,145,544
                                                                                             --------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net:
      Class A shares......................................................                       (7,970,586)        (8,758,784)
      Class B shares......................................................                       (4,812,645)          (383,991)
                                                                                             --------------     --------------
         Total Dividends..................................................                      (12,783,231)        (9,142,775)
                                                                                             --------------     --------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):
   Net proceeds from shares sold:
      Class A shares......................................................                    1,212,808,595      2,093,318,275
      Class B shares......................................................                    1,069,980,511         73,759,615

   Dividends reinvested:
      Class A shares......................................................                        7,678,759          8,186,756
      Class B shares......................................................                        4,696,878            265,333
   Cost of shares redeemed:
      Class A shares......................................................                   (1,204,301,450)    (2,139,025,002)
      Class B shares......................................................                     (829,168,072)       (59,557,960)
                                                                                             --------------     --------------
         Increase (Decrease) in Net Assets from Capital Stock Transactions                      261,695,221        (23,052,983)
                                                                                             --------------     --------------
            Total Increase (Decrease) in Net Assets.......................                      261,713,092        (23,050,214)

NET ASSETS:
   Beginning of Period....................................................                      274,352,821        297,403,035
                                                                                             --------------     --------------
   End of Period..........................................................                   $  536,065,913     $  274,352,821
                                                                                             ==============     ==============

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                         Class A Shares
                                                                          --------------------------------------------
                                                                                      Year Ended November 30,
                                                                          --------------------------------------------
PER SHARE DATA:                                                            1997      1996      1995      1994      1993
                                                                          -----     -----     -----     -----     -----
   Net asset value, beginning of period....................               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                          -----     -----     -----     -----     -----
   Investment Operations:
   Investment income--net...................................                .031      .029      .034      .023      .021
                                                                          -----     -----     -----     -----     -----
   Distributions:
   Dividends from investment income--net....................               (.031)    (.029)    (.034)    (.023)    (.021)
                                                                          -----     -----     -----     -----     -----
   Net asset value, end of period.........................                $1.00     $1.00     $1.00     $1.00     $1.00
                                                                          =====     =====     =====     =====     =====
TOTAL INVESTMENT RETURN....................................                3.14%     2.97%     3.41%     2.27%     2.10%

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................                 .62%      .66%      .66%      .64%      .63%
   Ratio of net investment income to average net assets....                3.09%     2.93%     3.35%     2.22%     2.08%
   Net Assets, end of period (000's Omitted)...............               $273,058  $256,862  $294,379  $294,711  $352,147

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                               Class B Shares
                                                                                       ------------------------------
                                                                                           Year Ended November 30,
                                                                                       ------------------------------
PER SHARE DATA:                                                                          1997        1996       1995(1)
                                                                                        -----       -----      -----
   Net asset value, beginning of period......................................           $1.00       $1.00      $1.00
                                                                                        -----       -----      -----
   Investment Operations:
   Investment income--net.....................................................            .028        .027       .020
                                                                                        -----       -----      -----
   Distributions:
   Dividends from investment income--net......................................           (.028)      (.027)     (.020)
                                                                                        -----       -----      -----
   Net asset value, end of period............................................           $1.00       $1.00      $1.00
                                                                                        =====       =====      =====
TOTAL INVESTMENT RETURN......................................................            2.86%       2.70%      3.01%(2)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...................................             .95%        .85%      1.10%(2)
   Ratio of net investment income to average net assets......................            2.87%       2.65%      2.83%(2)
   Decrease reflected in above expense ratios due to undertakings by the Manager          .16%        .29%       .09%(2)
   Net Assets, end of period (000's Omitted).................................           $263,008     $17,491    $3,024

--------------
(1) From March 31, 1995 (commencement of initial offering) to November 30, 1995.
(2) Annualized.

                       See notes to financial statements.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

   General Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion of $.01 par value Common Stock. The Fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

   It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
Cost of investments represents amortized cost.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   At November 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed
1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1997, there was no expense reimbursement pursuant to the Agreement.

   (b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing the Fund's Class B shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1997, the Fund was charged $335,468 pursuant to the Class B Distribution Plan.

   (c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1997, the Fund was charged $74,764 pursuant to the Class A Shareholder Services Plan.

   Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), the Fund pays the Distributor at an annual rate of
 .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

   The Manager had undertaken from December 1, 1996 through June 30, 1997, that if the aggregate expenses of Class B of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded specified annual percentages of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan relating to Class B to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1997, the Fund was charged $419,335 pursuant to the Class B Shareholder Services Plan, of which $261,396 was reimbursed by the Manager.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1997, the Fund was charged $161,750 pursuant to the transfer agency agreement.

   (d) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
General Municipal Money Market Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of General Municipal Money Market Fund, Inc., including the statement of investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund, Inc., at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                            ERNST & YOUNG LLP

New York, New York
January 8, 1998

General Municipal Money Market Fund, Inc.
------------------------------------------------------------------------------
Important Tax Information (Unaudited)

   In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1997 as "exempt-interest dividends" (not generally subject to regular Federal income tax).

General Municipal
Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                 918/697AR9711